UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end:     October 31st

Date of reporting period:  November 1, 2013 - April 30, 2014

Item 1.	Reports to Stockholders.

April 30, 2014

SEMI-ANNUAL REPORT

White Oak Select Growth Fund | WOGSX

Pin Oak Equity Fund | POGSX

Rock Oak Core Growth Fund | RCKSX

River Oak Discovery Fund | RIVSX

Red Oak Technology Select Fund | ROGSX

Black Oak Emerging Technology Fund | BOGSX

Live Oak Health Sciences Fund | LOGSX

Shareholder Letter

Dear Fellow Shareholder,

We are pleased to send you the Oak Associates Funds Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Net Assets, Operations, and Changes in Net Assets for the six-month period ended April 30, 2014. We encourage you to read the report to help you stay informed about your investments.

We recognize that this is only a six-month snapshot of your portfolio, and we urge you to visit our website at www.oakfunds.com for more detailed fund information and market commentary.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,

Oak Associates Funds

Semi-Annual Report | April 30, 2014 (Unaudited)	1

White Oak Select Growth Fund	Performance Update

All data below as of April 30, 2014 (Unaudited)

Fund Data
Ticker Symbol	WOGSX
Share Price	$55.69
Total Net Assets	$249.3 M
Portfolio Turnover	0.89%

Industry Weightings^
Information Technology	34.3%
Financials	31.4%
Health Care	21.9%
Energy	7.4%
Consumer Discretionary	4.2%
Materials	0.1%
Cash & Other Assets	0.7%

Top 10 Holdings^
1. JPMorgan Chase & Co.	6.6%

2. Cisco Systems, Inc.	5.8%

3. KLA-Tencor Corp.	5.4%

4. ACE, Ltd.	5.3%

5. US Bancorp	5.2%

6. The Charles Schwab Corp.	5.2%

7. CR Bard, Inc.	5.1%

8. Amgen, Inc.	4.8%

9. Stryker Corp.	4.6%

10. International Business Machines Corp.	4.5%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date
White Oak Select Growth Fund	17.99%	9.89%	16.39%	5.43%	8.38	%*
S&P 500® Total Return Index[1]	20.44%	13.83%	19.14%	7.67%	9.25	%*
Lipper Large-Cap Growth Funds Average[2]	20.17%	11.39%	17.25%	7.20%	8.14	%**

*Since 08/03/1992 **Since 07/31/1992	Gross/Net Expense Ratio (per the current prospectus): 1.12%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Performance Update

All data below as of April 30, 2014 (Unaudited)

Fund Data
Ticker Symbol	POGSX
Share Price	$46.53
Total Net Assets	$85.2 M
Portfolio Turnover	0.77%

Industry Weightings^
Financials	36.1%
Information Technology	27.0%
Consumer Discretionary	11.2%
Energy	9.1%
Industrials	8.6%
Consumer Staples	5.5%
Materials	1.0%
Cash & Other Assets	1.5%

Top 10 Holdings^
1. Wells Fargo & Co.	6.7%

2. Amdocs, Ltd.	5.5%

3. Microsoft Corp.	5.4%

4. Raytheon Co.	4.7%

5. The Charles Schwab Corp.	4.6%

6. Capital One Financial Corp.	4.5%

7. Nabors Industries, Ltd.	4.4%

8. Twenty-First Century Fox, Inc. - Class A	4.1%

9. The Travelers Cos., Inc.	3.3%

10. Lockheed Martin Corp.	3.2%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date
Pin Oak Equity Fund	26.17%	14.04%	21.89%	9.83%	7.59	%*
S&P 500® Total Return Index[1]	20.44%	13.83%	19.14%	7.67%	9.25	%*
Lipper Multi-Cap Core Funds Average[2]	20.10%	11.46%	17.85%	7.44%	9.29	%**

*Since 08/03/1992 **Since 07/31/1992	Gross/Net Expense Ratio (per the current prospectus): 1.16%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2014 (Unaudited)	3

Rock Oak Core Growth Fund	Performance Update

All data below as of April 30, 2014 (Unaudited)

Fund Data
Ticker Symbol	RCKSX
Share Price	$13.51
Total Net Assets	$8.2 M
Portfolio Turnover	13.12%

Industry Weightings^
Information Technology	41.5%
Financials	14.5%
Energy	11.3%
Consumer Discretionary	9.3%
Industrials	8.2%
Health Care	7.5%
Consumer Staples	2.6%
Materials	2.1%
Cash & Other Assets	3.0%

Top 10 Holdings^
1. Genworth Financial, Inc. - Class A	4.8%

2. Computer Sciences Corp.	4.1%

3. Wynn Resorts, Ltd.	4.0%

4. Western Digital Corp.	3.9%

5. CA, Inc.	3.7%

6. Weatherford International, Ltd.	3.7%

7. Comerica, Inc.	3.5%

8. SunTrust Banks, Inc.	3.4%

9. L-3 Communications Holdings, Inc.	3.3%

10. HollyFrontier Corp.	3.3%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date*
Rock Oak Core Growth Fund	26.49%	9.03%	17.24%	—	6.23%
S&P 500® Total Return Index[1]	20.44%	13.83%	19.14%	—	7.06%
Lipper Multi-Cap Growth Funds Average[2]	20.65%	11.00%	18.29%	—	7.40%

*Since 12/31/2004	Gross/Net Expense Ratio (per the current prospectus): 1.66%/1.26%

The Adviser has contractually agreed through February 28, 2015, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Performance Update

All data below as of April 30, 2014 (Unaudited)

Fund Data
Ticker Symbol	RIVSX
Share Price	$17.54
Total Net Assets	$14.1 M
Portfolio Turnover	55.76%

Industry Weightings^
Financials	24.9%
Information Technology	19.7%
Consumer Discretionary	17.9%
Health Care	16.1%
Industrials	6.5%
Energy	6.3%
Consumer Staples	3.4%
Materials	2.2%
Cash & Other Assets	3.0%

Top 10 Holdings^
1. Questcor Pharmaceuticals, Inc.	4.1%

2. Cirrus Logic, Inc.	3.6%

3. Assurant, Inc.	3.5%

4. ION Geophysical Corp.	3.5%

5. The Andersons, Inc.	3.4%

6. United Therapeutics Corp.	3.2%

7. Amsurg Corp.	3.1%

8. ICF International, Inc.	2.9%

9. Kulicke & Soffa Industries, Inc.	2.8%

10. Apollo Group, Inc.	2.8%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date*
River Oak Discovery Fund	28.12%	8.01%	17.20%	—	8.09%
Russell 2000® Growth Index[1]	21.46%	10.33%	20.50%	—	8.91%
Lipper Small-Cap Growth Funds Average[2]	21.03%	9.20%	20.14%	—	8.18%

*Since 06/30/2005	Gross/Net Expense Ratio (per the current prospectus): 1.53%/1.36%

The Adviser has contractually agreed through February 28, 2015, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Russell Investments is the source and owner of the Russell Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2014 (Unaudited)	5

Red Oak Technology Select Fund	Performance Update

All data below as of April 30, 2014 (Unaudited)

Fund Data
Ticker Symbol	ROGSX
Share Price	$15.23
Total Net Assets	$129.8 M
Portfolio Turnover	4.41%

Industry Weightings^
Information Technology	87.6%
Industrials	7.4%
Consumer Discretionary	1.5%
Cash & Other Assets	3.5%

Top 10 Holdings^
1. Oracle Corp.	4.9%

2. Northrop Grumman Corp.	4.3%

3. Alliance Data Systems Corp.	4.2%

4. Cisco Systems, Inc.	4.0%

5. Western Digital Corp.	3.9%

6. Accenture PLC - Class A	3.6%

7. Microsoft Corp.	3.5%

8. KLA-Tencor Corp.	3.3%

9. Qualcomm, Inc.	3.2%

10. Arrow Electronics, Inc.	3.2%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date*
Red Oak Technology Select Fund	28.09%	14.79%	22.50%	9.46%	2.83%
NASDAQ 100 Index[1]	25.82%	15.68%	22.04%	10.67%	5.01%
Lipper Science & Technology Funds Average[2]	25.94%	8.44%	17.99%	8.09%	4.39%

*Since 12/31/1998	Gross/Net Expense Ratio (per the current prospectus): 1.23%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 NASDAQ is the source and owner of the NASDAQ Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

6	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Performance Update

All data below as of April 30, 2014 (Unaudited)

Fund Data
Ticker Symbol	BOGSX
Share Price	$3.84
Total Net Assets	$32.0 M
Portfolio Turnover	12.74%

Industry Weightings^
Information Technology	92.0%
Health Care	4.8%
Industrials	2.5%
Cash & Other Assets	0.7%

Top 10 Holdings^
1. Computer Sciences Corp.	5.2%

2. Qualcomm, Inc.	5.2%

3. Apple, Inc.	4.8%

4. Cirrus Logic, Inc.	4.5%

5. Salesforce.com, Inc.	4.5%

6. Western Digital Corp.	4.4%

7. CA, Inc.	4.2%

8. SanDisk Corp.	4.2%

9. Linear Technology Corp.	4.2%

10. Cognizant Technology Solutions Corp. - Class A	4.1%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date
Black Oak Emerging Technology Fund	26.73%	3.63%	16.23%	6.79%	-6.93	%*
NASDAQ 100 Index[1]	25.82%	15.68%	22.04%	10.67%	3.86	%*
Lipper Science & Technology Funds Average[2]	25.94%	8.44%	17.99%	8.09%	2.03	%**

*Since 12/29/2000	Gross/Net Expense Ratio (per the current prospectus): 1.40%/1.36%
**Since 12/31/2000

The Adviser has contractually agreed through February 28, 2015, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 NASDAQ is the source and owner of the NASDAQ Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2014 (Unaudited)	7

Live Oak Health Sciences Fund	Performance Update

All data below as of April 30, 2014 (Unaudited)

Fund Data
Ticker Symbol	LOGSX
Share Price	$19.90
Total Net Assets	$46.1 M
Portfolio Turnover	6.61%

Industry Weightings^
Health Care	98.0%
Cash & Other Assets	2.0%

Top 10 Holdings^
1. Cardinal Health, Inc.	5.8%

2. CR Bard, Inc.	5.6%

3. McKesson Corp.	5.2%

4. AstraZeneca PLC ADR	4.7%

5. Becton Dickinson and Co.	4.0%

6. Merck & Co., Inc.	3.9%

7. Amgen, Inc.	3.9%

8. Medtronic, Inc.	3.8%

9. Agilent Technologies, Inc.	3.8%

10. WellPoint, Inc.	3.4%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date
Live Oak Health Sciences Fund	28.56%	16.51%	22.03%	9.03%	7.35	%*
S&P 500® Healthcare Index[1]	24.98%	20.72%	21.70%	8.63%	6.65	%*
Lipper Health & Biotechnology Funds Average[2]	27.39%	20.05%	24.08%	10.73%	8.75	%**

*Since 06/29/2001 **Since 06/30/2001	Gross/Net Expense Ratio (per the current prospectus): 1.15%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

8	1-888-462-5386 | www.oakfunds.com

Important Disclosures

As of April 30, 2014 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

NASDAQ 100 Index – The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization.

Russell 2000 Growth Index – The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Health Care Index – The S&P 500 Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500 Index – The S&P 500 Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Lipper Multi-Cap Core Funds – Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap core funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Health/Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in health care, medicine, and biotechnology.

Lipper Large-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Growth Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

Semi-Annual Report | April 30, 2014 (Unaudited)	9

Important Disclosures

As of April 30, 2014 (Unaudited)

Lipper, a Thomson Reuters Company, is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

10	1-888-462-5386 | www.oakfunds.com

Disclosure of Fund Expenses

As of April 30, 2014 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these, are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Semi-Annual Report | April 30, 2014 (Unaudited)	11

Disclosure of Fund Expenses

As of April 30, 2014 (Unaudited)

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Annualized	During the
	11/01/2013	04/30/2014	Expense Ratio	Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,042.20	1.09%	$5.52
Hypothetical 5% Return	$1,000.00	$1,019.39	1.09%	$5.46
Pin Oak Equity Fund
Actual Return	$1,000.00	$1,087.10	1.13%	$5.85
Hypothetical 5% Return	$1,000.00	$1,019.19	1.13%	$5.66
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$1,101.80	1.25%	$6.51
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26
River Oak Discovery Fund
Actual Return	$1,000.00	$1,075.60	1.35%	$6.95
Hypothetical 5% Return	$1,000.00	$1,018.10	1.35%	$6.76
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,113.10	1.13%	$5.92
Hypothetical 5% Return	$1,000.00	$1,019.19	1.13%	$5.66
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,072.60	1.29%	$6.63
Hypothetical 5% Return	$1,000.00	$1,018.40	1.29%	$6.46
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,103.40	1.12%	$5.84
Hypothetical 5% Return	$1,000.00	$1,019.24	1.12%	$5.61

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedules of Investments

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (4.2%)
Internet & Catalog Retail (4.2%)
Amazon.com, Inc.(a)	34,100	$10,370,833

ENERGY (7.4%)
Energy Equipment & Services (3.4%)
Transocean, Ltd.	195,000	8,398,650

Oil, Gas & Consumable Fuels (4.0%)
Exxon Mobil Corp.	98,000	10,036,180

FINANCIALS (31.4%)
Capital Markets (10.4%)
The Charles Schwab Corp.	485,000	12,876,750
US Bancorp	320,000	13,049,600

		25,926,350

Commercial Banks (9.1%)
CIT Group, Inc.	182,400	7,852,320
M&T Bank Corp.	60,000	7,320,600
TCF Financial Corp.	487,000	7,645,900

		22,818,820

Diversified Financial Services (6.6%)
JPMorgan Chase & Co.	295,400	16,536,492

Insurance (5.3%)
ACE, Ltd.	128,000	13,096,960

HEALTH CARE (21.9%)
Biotechnology (4.8%)
Amgen, Inc.	108,000	12,069,000

Health Care Equipment & Supplies (9.7%)
CR Bard, Inc.	92,200	12,661,826
Stryker Corp.	149,000	11,584,750

		24,246,576

Health Care Providers & Services (3.5%)
Express Scripts Holding Co.(a)	130,000	8,655,400

Pharmaceuticals (3.9%)
Teva Pharmaceutical Industries, Ltd. ADR	197,000	9,625,420

Semi-Annual Report | April 30, 2014 (Unaudited)	13

Schedules of Investments	White Oak Select Growth Fund

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value
INFORMATION TECHNOLOGY (34.3%)
Communications Equipment (9.1%)
Cisco Systems, Inc.	626,000	$14,466,860
Qualcomm, Inc.	103,100	8,115,001

		22,581,861

Computers & Peripherals (4.5%)
International Business Machines Corp.	56,900	11,179,143

Internet Software & Services (7.0%)
Google, Inc. - Class A(a)	16,450	8,798,776
Google, Inc. - Class C(a)	16,450	8,663,557

		17,462,333

IT Services (4.0%)
Cognizant Technology Solutions Corp. - Class A(a)	209,000	10,012,145

Semiconductors & Semiconductor Equipment (5.5%)
Broadcom Corp. - Class A	6,000	184,860
KLA-Tencor Corp.	211,800	13,553,082

		13,737,942

Software (4.2%)
Salesforce.com, Inc.(a)	105,400	5,443,910
Symantec Corp.	250,000	5,070,000

		10,513,910

MATERIALS (0.1%)
Metals & Mining (0.1%)
Goldcorp, Inc.	13,000	321,360

TOTAL COMMON STOCKS (Cost $245,409,428)		247,589,375

SHORT TERM INVESTMENTS (0.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,712,872	1,712,872

TOTAL SHORT TERM INVESTMENTS (Cost $1,712,872)		1,712,872

TOTAL INVESTMENTS - (100.0%) (Cost $247,122,300)		$249,302,247

Assets in Excess of Other Liabilities - (0.0%)(b)		25,726

NET ASSETS - (100.0%)		$249,327,973

14	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedules of Investments

As of April 30, 2014 (Unaudited)

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2014 (Unaudited)	15

Schedules of Investments	Pin Oak Equity Fund

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.5%)
CONSUMER DISCRETIONARY (11.2%)
Auto Components (2.3%)
Visteon Corp.(a)	22,300	$1,935,863

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.(a)	5,550	1,687,921

Media (6.9%)
The Interpublic Group of Cos., Inc.	135,000	2,351,700
News Corp. - Class A(a)	4,250	72,335
Twenty-First Century Fox, Inc. - Class A	109,000	3,490,180

		5,914,215

CONSUMER STAPLES (5.5%)
Beverages (3.1%)
PepsiCo, Inc.	30,600	2,628,234

Household Products (2.4%)
Energizer Holdings, Inc.	18,500	2,066,265

ENERGY (9.1%)
Energy Equipment & Services (6.7%)
Diamond Offshore Drilling, Inc.	35,600	1,944,116
Nabors Industries, Ltd.	146,600	3,741,232

		5,685,348

Oil, Gas & Consumable Fuels (2.4%)
Royal Dutch Shell PLC ADR	25,681	2,022,122

FINANCIALS (36.1%)
Capital Markets (7.7%)
The Bank of New York Mellon Corp.	77,000	2,607,990
The Charles Schwab Corp.	147,551	3,917,479

		6,525,469

Commercial Banks (17.8%)
CIT Group, Inc.	62,500	2,690,625
First Bancorp	50,135	862,824
Great Southern Bancorp, Inc.	55,845	1,601,076
International Bancshares Corp.	99,500	2,284,520
SunTrust Banks, Inc.	53,000	2,027,780
Wells Fargo & Co.	115,000	5,708,600

		15,175,425

Consumer Finance (4.5%)
Capital One Financial Corp.	52,400	3,872,360

16	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value

Insurance (6.1%)
Assurant, Inc.	12,000	$808,920
Everest Re Group, Ltd.	10,100	1,596,103
The Travelers Cos., Inc.	31,000	2,807,980

		5,213,003

INDUSTRIALS (8.6%)
Aerospace & Defense (7.9%)
Lockheed Martin Corp.	16,400	2,691,896
Raytheon Co.	42,000	4,010,160

		6,702,056

Machinery (0.7%)
Parker Hannifin Corp.	5,000	634,400

INFORMATION TECHNOLOGY (27.0%)
Electronic Equipment & Instruments (2.2%)
Flextronics International, Ltd.(a)	206,000	1,851,940

Internet Software & Services (7.4%)
Google, Inc. - Class A(a)	3,500	1,872,080
Google, Inc. - Class C(a)	3,500	1,843,310
IAC/InterActive Corp.	39,156	2,595,259

		6,310,649

IT Services (10.4%)
Amdocs, Ltd.	101,672	4,730,798
Paychex, Inc.	43,049	1,799,879
The Western Union Co.	147,000	2,332,890

		8,863,567

Semiconductors & Semiconductor Equipment (1.6%)
KLA-Tencor Corp.	21,800	1,394,982

Software (5.4%)
Microsoft Corp.	113,300	4,577,320

MATERIALS (1.0%)
Metals & Mining (1.0%)
Teck Resources, Ltd. - Class B	38,814	883,795

TOTAL COMMON STOCKS (Cost $76,364,498)		83,944,934

Semi-Annual Report | April 30, 2014 (Unaudited)	17

Schedules of Investments	Pin Oak Equity Fund

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS (1.5%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,305,299	$1,305,299

TOTAL SHORT TERM INVESTMENTS (Cost $1,305,299)		1,305,299

TOTAL INVESTMENTS - (100.0%) (Cost $77,669,797)		$85,250,233

Liabilities in Excess of Other Assets - (0.0%)(b)		(7,283)

NET ASSETS - (100.0%)		$85,242,950

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

18	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedules of Investments

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.0%)
CONSUMER DISCRETIONARY (9.3%)
Hotels, Restaurants & Leisure (7.1%)
Wyndham Worldwide Corp.	3,550	$253,257
Wynn Resorts, Ltd.	1,600	326,224

		579,481

Specialty Retail (2.2%)
Staples, Inc.	14,850	185,625

CONSUMER STAPLES (2.6%)
Beverages (2.6%)
Molson Coors Brewing Co. - Class B	3,550	212,894

ENERGY (11.3%)
Energy Equipment & Services (8.0%)
National Oilwell Varco, Inc.	2,500	196,325
Transocean, Ltd.	3,600	155,052
Weatherford International, Ltd.(a)	14,250	299,250

		650,627

Oil, Gas & Consumable Fuels (3.3%)
HollyFrontier Corp.	5,150	270,839

FINANCIALS (14.5%)
Commercial Banks (6.9%)
Comerica, Inc.	6,000	289,440
SunTrust Banks, Inc.	7,200	275,472

		564,912

Insurance (7.6%)
Genworth Financial, Inc. - Class A(a)	22,050	393,592
The Hartford Financial Services Group, Inc.	6,400	229,568

		623,160

HEALTH CARE (7.5%)
Health Care Providers & Services (2.4%)
Quest Diagnostics, Inc.	3,550	198,552

Life Sciences Tools & Services (5.1%)
Affymetrix, Inc.(a)	20,000	148,600
Illumina, Inc.(a)	1,950	264,907

		413,507

INDUSTRIALS (8.2%)
Aerospace & Defense (3.3%)
L-3 Communications Holdings, Inc.	2,350	271,119

Semi-Annual Report | April 30, 2014 (Unaudited)	19

Schedules of Investments	Rock Oak Core Growth Fund

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value
Commercial Services & Supplies (2.0%)
The ADT Corp.	5,400	$163,296

Professional Services (2.9%)
Nielsen Holdings NV	5,000	234,750

INFORMATION TECHNOLOGY (41.5%)
Communications Equipment (1.8%)
F5 Networks, Inc.(a)	1,400	147,238

Computers & Peripherals (6.0%)
NetApp, Inc.	4,800	170,928
Western Digital Corp.	3,650	321,675

		492,603

Electronic Equipment & Instruments (2.0%)
Amphenol Corp. - Class A	1,750	166,862

IT Services (9.5%)
Cognizant Technology Solutions Corp. - Class A(a)	5,000	239,525
Computer Sciences Corp.	5,650	334,367
Vantiv, Inc. - Class A(a)	6,550	201,413

		775,305

Semiconductors & Semiconductor Equipment (5.0%)
Broadcom Corp. - Class A	5,400	166,374
Linear Technology Corp.	5,500	244,750

		411,124

Software (14.0%)
Autodesk, Inc.(a)	4,200	201,684
CA, Inc.	9,950	299,893
Salesforce.com, Inc.(a)	5,000	258,250
Symantec Corp.	9,700	196,716
Workday, Inc. - Class A(a)	2,550	186,328

		1,142,871

Technology Hardware, Storage & Peripherals (3.2%)
Seagate Technology PLC	4,900	257,642

MATERIALS (2.1%)
Chemicals (2.1%)
CF Industries Holdings, Inc.	700	171,619

TOTAL COMMON STOCKS
(Cost $5,883,028)		7,934,026

20	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedules of Investments

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (3.3%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	269,517	$269,517

TOTAL SHORT TERM INVESTMENTS
(Cost $269,517)		269,517

TOTAL INVESTMENTS - (100.3%)
(Cost $6,152,545)		$8,203,543

Liabilities in Excess of Other Assets - (-0.3%)		(21,016)

NET ASSETS - (100.0%)		$8,182,527

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2014 (Unaudited)	21

Schedules of Investments	River Oak Discovery Fund

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.0%)
CONSUMER DISCRETIONARY (17.9%)
Diversified Consumer Services (11.1%)
Apollo Group, Inc.(a)	13,600	$392,496
Capella Education Co.	4,350	253,866
DeVry Education Group, Inc.	7,700	346,731
K12, Inc.(a)	10,000	236,800
Strayer Education, Inc.(a)	8,000	341,040

		1,570,933

Household Durables (2.8%)
Skullcandy, Inc.(a)	50,300	387,310

Leisure Equipment & Products (2.0%)
LeapFrog Enterprises, Inc.(a)	41,250	282,563

Media (2.0%)
Sizmek, Inc.(a)	29,500	282,610

CONSUMER STAPLES (3.4%)
Food & Staples Retailing (3.4%)
The Andersons, Inc.	7,725	481,190

ENERGY (6.3%)
Energy Equipment & Services (3.5%)
ION Geophysical Corp.(a)	112,550	495,220

Oil, Gas & Consumable Fuels (2.8%)
Renewable Energy Group, Inc.(a)	32,850	386,645

FINANCIALS (24.9%)
Capital Markets (9.8%)
Calamos Asset Management, Inc. - Class A	30,700	373,926
Cowen Group, Inc. - Class A(a)	86,900	357,159
FBR & Co.(a)	11,650	300,570
Janus Capital Group, Inc.	29,400	356,622

		1,388,277

Commercial Banks (7.2%)
PrivateBancorp, Inc.	12,300	339,111
Union First Market Bankshares Corp.	14,050	359,540
Zions Bancorporation	10,800	312,336

		1,010,987

Insurance (7.9%)
Assurant, Inc.	7,350	495,463
CNO Financial Group, Inc.	14,000	241,500

22	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value
Insurance (continued)
Symetra Financial Corp.	18,250	$377,045

		1,114,008

HEALTH CARE (16.1%)
Biotechnology (6.5%)
Cubist Pharmaceuticals, Inc.(a)	2,200	154,132
PDL BioPharma, Inc.	35,350	300,121
United Therapeutics Corp.(a)	4,550	455,046

		909,299

Health Care Providers & Services (5.5%)
Alliance HealthCare Services, Inc.(a)	12,300	350,058
Amsurg Corp.(a)	9,950	430,934

		780,992

Pharmaceuticals (4.1%)
Questcor Pharmaceuticals, Inc.	7,000	575,260

INDUSTRIALS (6.5%)
Machinery (1.7%)
Proto Labs, Inc.(a)	4,000	242,160

Professional Services (2.9%)
ICF International, Inc.(a)	10,271	400,261

Trading Companies & Distribution (1.9%)
CAI International, Inc.(a)	12,450	270,787

INFORMATION TECHNOLOGY (19.7%)
Electronic Equipment & Instruments (5.8%)
Dolby Laboratories, Inc. - Class A(a)	7,200	286,920
Hollysys Automation Technologies, Ltd.(a)	15,500	331,855
Newport Corp.(a)	10,258	191,619

		810,394

Internet Software & Services (3.1%)
MercadoLibre, Inc.	1,900	177,213
Sohu.com, Inc.(a)	4,650	256,541

		433,754

IT Services (2.3%)
MoneyGram International, Inc.(a)	3,900	51,480
Unisys Corp.(a)	11,400	277,818

		329,298

Semiconductors & Semiconductor Equipment (6.4%)
Cirrus Logic, Inc.(a)	22,900	510,670
Kulicke & Soffa Industries, Inc.(a)	26,800	394,228

		904,898

Semi-Annual Report | April 30, 2014 (Unaudited)	23

Schedules of Investments	River Oak Discovery Fund

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value
Software (2.1%)
Fortinet, Inc.(a)	13,450	$295,631

MATERIALS (2.2%)
Metals & Mining (2.2%)
AM Castle & Co.(a)	25,550	313,754

TOTAL COMMON STOCKS
(Cost $10,524,600)		13,666,231

SHORT TERM INVESTMENTS (3.1%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	437,937	437,937

TOTAL SHORT TERM INVESTMENTS
(Cost $437,937)		437,937

TOTAL INVESTMENTS - (100.1%)
(Cost $10,962,537)		$14,104,168

Liabilities in Excess of Other Assets - (-0.1%)		(11,394)

NET ASSETS - (100.0%)		$14,092,774

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

24	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Schedules of Investments

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.5%)
CONSUMER DISCRETIONARY (1.5%)
Internet & Catalog Retail (1.5%)
Amazon.com, Inc.(a)	6,450	$1,961,639

INDUSTRIALS (7.4%)
Aerospace & Defense (7.4%)
Huntington Ingalls Industries, Inc.	38,466	3,961,998
Northrop Grumman Corp.	46,000	5,589,460

		9,551,458

INFORMATION TECHNOLOGY (87.6%)
Communications Equipment (7.5%)
Blackberry, Ltd.(a)	43,100	330,146
Cisco Systems, Inc.	225,000	5,199,750
Qualcomm, Inc.	53,300	4,195,243

		9,725,139

Computers & Peripherals (19.4%)
Apple, Inc.	6,060	3,575,945
EMC Corp.	135,200	3,488,160
Hewlett-Packard Co.	118,500	3,917,610
International Business Machines Corp.	17,000	3,339,990
Lexmark International, Inc. - Class A	54,000	2,322,000
NetApp, Inc.	97,000	3,454,170
Western Digital Corp.	57,100	5,032,223

		25,130,098

Electronic Equipment & Instruments (8.8%)
Arrow Electronics, Inc.(a)	73,900	4,193,825
Corning, Inc.	170,000	3,554,700
Flextronics International, Ltd.(a)	20,000	179,800
Ingram Micro, Inc. - Class A(a)	131,600	3,547,936

		11,476,261

Internet Software & Services (6.9%)
Google, Inc. - Class A(a)	5,100	2,727,888
Google, Inc. - Class C(a)	5,800	3,054,628
IAC/InterActive Corp.	48,600	3,221,208

		9,003,724

IT Services (12.2%)
Accenture PLC - Class A	58,200	4,668,804
Alliance Data Systems Corp.(a)	22,600	5,466,940
Computer Sciences Corp.	51,000	3,018,180
CSG Systems International, Inc.	52,129	1,374,120
Total System Services, Inc.	43,000	1,366,110

		15,894,154

Semiconductors & Semiconductor Equipment (13.5%)
Intel Corp.	140,500	3,749,945

Semi-Annual Report | April 30, 2014 (Unaudited)	25

Schedules of Investments	Red Oak Technology Select Fund

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	66,600	$4,261,734
Marvell Technology Group, Ltd.	188,400	2,988,024
NVIDIA Corp.	142,000	2,622,740
Spansion, Inc. - Class A(a)	37,162	662,599
Xilinx, Inc.	67,500	3,185,325

		17,470,367

Software (19.3%)
CA, Inc.	116,000	3,496,240
Check Point Software Technologies, Ltd.(a)	62,900	4,029,374
Microsoft Corp.	113,000	4,565,200
Oracle Corp.	154,000	6,295,520
Symantec Corp.	168,000	3,407,040
Synopsys, Inc.(a)	85,300	3,208,986

		25,002,360

TOTAL COMMON STOCKS
(Cost $99,912,181)		125,215,200

SHORT TERM INVESTMENTS (4.2%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	5,469,637	5,469,637

TOTAL SHORT TERM INVESTMENTS
(Cost $5,469,637)		5,469,637

TOTAL INVESTMENTS - (100.7%)
(Cost $105,381,818)		$130,684,837

Liabilities in Excess of Other Assets - (-0.7%)		(914,950)

NET ASSETS - (100.0%)		$129,769,887

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

26	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Schedules of Investments

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.3%)
HEALTH CARE (4.8%)
Biotechnology (2.3%)
PDL BioPharma, Inc.	88,800	$753,912

Life Sciences Tools & Services (2.5%)
Illumina, Inc.(a)	5,800	787,930

INDUSTRIALS (2.5%)
Professional Services (2.5%)
ICF International, Inc.(a)	20,451	796,975

INFORMATION TECHNOLOGY (92.0%)
Communications Equipment (10.9%)
F5 Networks, Inc.(a)	7,150	751,965
Ixia(a)	55,000	683,100
Palo Alto Networks, Inc.(a)	5,900	375,122
Qualcomm, Inc.	21,150	1,664,717

		3,474,904

Computers & Peripherals (19.6%)
3D Systems Corp.(a)	11,600	549,144
Apple, Inc.	2,600	1,534,234
EMC Corp.	43,100	1,111,980
Fusion-io, Inc.(a)	44,000	379,720
NetApp, Inc.	18,800	669,468
Stratasys, Ltd.(a)	6,300	610,281
Western Digital Corp.	15,950	1,405,673

		6,260,500

Electronic Equipment & Instruments (4.6%)
Arrow Electronics, Inc.(a)	18,000	1,021,500
Newport Corp.(a)	24,142	450,973

		1,472,473

Internet Software & Services (5.7%)
MercadoLibre, Inc.	6,900	643,563
NetEase.com, Inc. ADR	10,400	708,136
Sohu.com, Inc.(a)	8,700	479,979

		1,831,678

IT Services (13.7%)
Alliance Data Systems Corp.(a)	2,450	592,655
Cognizant Technology Solutions Corp. - Class A(a)	27,700	1,326,968
Computer Sciences Corp.	28,200	1,668,876
Unisys Corp.(a)	33,300	811,521

		4,400,020

Semiconductors & Semiconductor Equipment (16.5%)
Cirrus Logic, Inc.(a)	64,700	1,442,810

Semi-Annual Report | April 30, 2014 (Unaudited)	27

Schedules of Investments	Black Oak Emerging Technology Fund

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.(a)	21,200	$1,221,332
Linear Technology Corp.	30,200	1,343,900
Marvell Technology Group, Ltd.	79,500	1,260,870

		5,268,912

Software (16.8%)
CA, Inc.	45,100	1,359,314
Citrix Systems, Inc.(a)	16,200	960,822
Fortinet, Inc.(a)	22,700	498,946
Qualys, Inc.(a)	31,100	599,919
Salesforce.com, Inc.(a)	27,800	1,435,870
Workday, Inc. - Class A(a)	7,050	515,144

		5,370,015

Technology Hardware, Storage & Peripherals (4.2%)
SanDisk Corp.	15,850	1,346,775

TOTAL COMMON STOCKS
(Cost $24,812,061)		31,764,094

SHORT TERM INVESTMENTS (0.8%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	266,431	266,431

TOTAL SHORT TERM INVESTMENTS
(Cost $266,431)		266,431

TOTAL INVESTMENTS - (100.1%)
(Cost $25,078,492)		$32,030,525

Liabilities in Excess of Other Assets - (-0.1%)		(33,721)

NET ASSETS - (100.0%)		$31,996,804

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

28	1-888-462-5386 | www.oakfunds.com

Live Oak Health Sciences Fund	Schedules of Investments

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.0%)
HEALTH CARE (98.0%)
Biotechnology (4.1%)
Amgen, Inc.	15,900	$1,776,825
Targacept, Inc.(a)	23,881	106,032

		1,882,857

Health Care Equipment & Supplies (27.1%)
Becton Dickinson and Co.	16,400	1,853,692
Boston Scientific Corp.(a)	88,500	1,115,985
CareFusion Corp.(a)	21,600	843,696
Covidien PLC	16,000	1,140,000
CR Bard, Inc.	18,800	2,581,804
Greatbatch, Inc.(a)	12,684	583,844
Medtronic, Inc.	29,500	1,735,190
Stryker Corp.	17,000	1,321,750
Zimmer Holdings, Inc.	13,600	1,316,480

		12,492,441

Health Care Providers & Services (29.2%)
Cardinal Health, Inc.	38,800	2,696,988
McKesson Corp.	14,050	2,377,120
Omnicare, Inc.	17,900	1,060,933
Owens & Minor, Inc.	45,080	1,511,983
Patterson Cos., Inc.	28,400	1,155,880
PharMerica Corp.(a)	45,516	1,237,580
UnitedHealth Group, Inc.	12,000	900,480
VCA Antech, Inc.(a)	31,600	967,908
WellPoint, Inc.	15,700	1,580,676

		13,489,548

Life Sciences Tools & Services (8.5%)
Agilent Technologies, Inc.	32,100	1,734,684
Techne Corp.	8,900	794,859
Waters Corp.(a)	14,000	1,379,560

		3,909,103

Pharmaceuticals (29.1%)
AstraZeneca PLC ADR	27,700	2,189,685
Eli Lilly & Co.	18,000	1,063,800
GlaxoSmithKline PLC ADR	25,900	1,434,083
Johnson & Johnson	14,700	1,488,963
Mallinckrodt PLC(a)	1,887	134,411
Merck & Co., Inc.	31,000	1,815,360
Novartis AG ADR	16,700	1,451,898
Pfizer, Inc.	50,154	1,568,817
Sanofi ADR	22,892	1,231,590

Semi-Annual Report | April 30, 2014 (Unaudited)	29

Schedules of Investments	Live Oak Health Sciences Fund

As of April 30, 2014 (Unaudited)

Security Description	Shares	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd. ADR	21,700	$1,060,262

		13,438,869

TOTAL COMMON STOCKS
(Cost $27,478,772)		45,212,818

SHORT TERM INVESTMENTS (2.0%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	928,273	928,273

TOTAL SHORT TERM INVESTMENTS
(Cost $928,273)		928,273

TOTAL INVESTMENTS - (100.0%)
(Cost $28,407,045)		$46,141,091

Assets in Excess of Other Liabilities - (0.0%)(b)		907

NET ASSETS - (100.0%)		$46,141,998

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common	Abbreviations:
ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd.	- Limited.
PLC	- Public Limited Company.

The	accompanying notes are an integral part of the financial statements.

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OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Statements of Assets and Liabilities

As of April 30, 2014 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

Investments at cost	$247,122,300	$77,669,797

ASSETS:
Investments at fair value	$249,302,247	$85,250,233
Receivable for capital shares sold	3,660	30,738
Receivable for investment securities sold	253,070	–
Dividends and interest receivable	19,375	38,507
Prepaid expenses	26,358	17,330

Total Assets	249,604,710	85,336,808

LIABILITIES:
Payable for fund shares redeemed	44,229	9,044
Investment advisory fees payable	155,197	51,397
Administration fees payable	17,179	6,009
Trustees’ fees payable	20,946	6,723
Payable for investment securities purchased	–	–
Principal financial officer fees payable	397	137
Printing fees payable	10,242	4,723
Transfer agent fees payable	24,118	10,866
Legal and audit fees payable	2,041	4,002
Other accrued expenses	2,388	957

Total Liabilities	276,737	93,858

Total Net Assets	$249,327,973	$85,242,950

NET ASSETS:

Paid-in capital (unlimited authorization - no par value)	$277,953,813	$77,397,004

Accumulated undistributed net investment income (loss)	760,589	298,574
Accumulated net realized gain (loss) on investments	(31,566,376)	(33,064)
Net unrealized appreciation on investments	2,179,947	7,580,436

Total Net Assets	$249,327,973	$85,242,950

PORTFOLIO SHARES:
Net Assets	$249,327,973	$85,242,950
Total shares outstanding at end of period	4,477,479	1,831,868
Net assets value, offering and redemption price per share (net assets ÷ shares outstanding)	$55.68	$46.53

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$6,152,545	$10,962,537	$105,381,818	$25,078,492	$28,407,045

$8,203,543	$14,104,168	$130,684,837	$32,030,525	$46,141,091
30	25	69,100	6,240	32,749
–	–	–	–	66,186
1,084	3	54,158	3	8,498
11,864	8,914	15,732	12,642	10,555

8,216,521	14,113,110	130,823,827	32,049,410	46,259,079

20,518	–	54,823	11,026	–
970	6,988	78,586	20,041	27,940
986	1,360	8,953	2,494	3,502
698	1,193	10,023	2,804	3,700
–	–	888,112	–	68,962
10	20	96	38	70
711	955	534	1,701	2,432
1,625	1,707	11,000	7,609	4,124
8,352	8,030	947	6,504	5,921
124	83	866	389	430

33,994	20,336	1,053,940	52,606	117,081

$8,182,527	$14,092,774	$129,769,887	$31,996,804	$46,141,998

$5,664,124	$8,735,727	$107,915,222	$26,650,143	$25,790,203

5,188	(57,388)	111,675	(182,261)	104,909
462,217	2,272,804	(3,560,029)	(1,423,111)	2,512,840
2,050,998	3,141,631	25,303,019	6,952,033	17,734,046

$8,182,527	$14,092,774	$129,769,887	$31,996,804	$46,141,998

$8,182,527	$14,092,774	$129,769,887	$31,996,804	$46,141,998
605,770	803,429	8,523,252	8,341,643	2,319,190
$13.51	$17.54	$15.23	$3.84	$19.90

Semi-Annual Report | April 30, 2014 (Unaudited)	33

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

INVESTMENT INCOME:
Dividends	$2,182,751	$778,132
Less: Foreign withholding tax	(20,968)	(8,924)

Total Investment Income	2,161,783	769,208

EXPENSES:
Investment advisory fees	949,848	307,957
Administration fees	103,617	34,458
Trustees’ fees	51,131	16,520
Legal and audit fees	64,086	22,452
Transfer agent fees	156,733	53,792
Registration fees	10,907	11,248
Printing fees	19,699	7,770
Custodian fees	6,718	3,274
Principal financial officer fees	2,317	758
Insurance and other fees	36,098	12,388

Total Expenses	1,401,154	470,617

Less: Investment advisory fees waived	–	–

Net Expenses	1,401,154	470,617

Net Investment Income (Loss)	760,629	298,591

Net realized gain (loss) on securities sold	(4,008)	(33,064)
Net change in unrealized appreciation (depreciation) of investment securities	10,098,402	6,702,017

Net Realized and Unrealized Gain on Investments	10,094,394	6,668,953

Net Increase in Net Assets Resulting From Operations	$10,855,023	$6,967,544

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$65,779	$36,843	$922,620	$166,307	$428,086
(300)	–	–	–	(8,756)

65,479	36,843	922,620	166,307	419,330

29,657	62,783	438,476	120,219	165,527
4,231	6,802	48,526	13,853	19,058
1,619	2,810	23,240	6,503	8,799
8,196	9,315	28,695	12,598	14,990
7,253	7,583	92,923	38,401	20,820
9,483	8,893	10,714	9,829	9,166
972	1,341	8,036	3,036	3,914
317	410	2,949	713	1,246
70	124	983	281	401
1,830	2,632	16,742	4,889	6,688

63,628	102,693	671,284	210,322	250,609

(13,460)	(8,462)	–	–	–

50,168	94,231	671,284	210,322	250,609

15,311	(57,388)	251,336	(44,015)	168,721

462,215	2,279,094	1,013,880	1,479,031	2,515,423
279,130	(1,211,645)	10,728,323	610,296	1,676,279

741,345	1,067,449	11,742,203	2,089,327	4,191,702

$756,656	$1,010,061	$11,993,539	$2,045,312	$4,360,423

Semi-Annual Report | April 30, 2014 (Unaudited)	35

Statements of Changes in Net Assets

	White Oak Select Growth Fund		Pin Oak Equity Fund

	For The Six Months Ended April 30, 2014 (Unaudited)	For The Year Ended October 31, 2013	For The Six Months Ended April 30, 2014 (Unaudited)	For The Year Ended October 31, 2013

INVESTMENT ACTIVITIES:
Net investment income (loss)	$760,629	$1,207,930	$298,591	$520,335
Net realized gain (loss) on securities sold	(4,008)	59,454,836	(33,064)	16,781,767
Net change in unrealized appreciation (depreciation) of investment securities	10,098,402	(3,653,355)	6,702,017	3,287,352

Net Increase in Net Assets Resulting from Operations	10,855,023	57,009,411	6,967,544	20,589,454

DISTRIBUTIONS TO SHAREHOLDERS:
Net income	(1,123,336)	(731,035)	(520,352)	(458,987)
Realized capital gains	–	–	–	–

Total Distributions	(1,123,336)	(731,035)	(520,352)	(458,987)

CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	1,936,322	7,017,798	4,686,658	12,256,979
Shares issued in lieu of cash distributions	1,050,297	685,000	487,929	433,051
Shares redeemed	(17,193,552)	(38,773,469)	(7,786,726)	(20,520,003)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,206,933)	(31,070,671)	(2,612,139)	(7,829,973)

Total Increase (Decrease) in Net Assets	(4,475,246)	25,207,705	3,835,053	12,300,494

NET ASSETS:
Beginning of period	253,803,219	228,595,514	81,407,897	69,107,403

End of period	$249,327,973	$253,803,219	$85,242,950	$81,407,897

Including accumulated undistributed net investment income (loss)	$760,589	$1,123,296	$298,574	$520,335

SHARES ISSUED AND REDEEMED:
Issued	34,332	146,591	103,387	328,423
Issued in lieu of cash distributions	18,924	15,477	10,952	12,644
Redeemed	(305,875)	(810,647)	(172,664)	(554,037)

Net Increase (Decrease) in Share Transactions	(252,619)	(648,579)	(58,325)	(212,970)

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund		River Oak Discovery Fund		Red Oak Technology Select Fund

For The Six Months Ended April 30, 2014 (Unaudited)	For The Year Ended October 31, 2013	For The Six Months Ended April 30, 2014 (Unaudited)	For The Year Ended October 31, 2013	For The Six Months Ended April 30, 2014 (Unaudited)	For The Year Ended October 31, 2013

$15,311	$35,899	$(57,388)	$(62,188)	$251,336	$402,074
462,215	1,438,328	2,279,094	1,113,957	1,013,880	1,014,538

279,130	270,516	(1,211,645)	2,179,441	10,728,323	24,675,732

756,656	1,744,743	1,010,061	3,231,210	11,993,539	26,092,344

(30,552)	(25,866)	–	–	(461,447)	(197,281)
(1,437,716)	(65,870)	(1,077,940)	–	–	–

(1,468,268)	(91,736)	(1,077,940)	–	(461,447)	(197,281)

180,772	112,974	304,484	263,324	27,326,268	41,532,457
1,387,471	87,408	1,054,513	–	439,119	186,117
(169,220)	(870,562)	(502,431)	(956,908)	(15,119,239)	(26,903,724)

1,399,023	(670,180)	856,566	(693,584)	12,646,148	14,814,850

687,411	982,827	788,687	2,537,626	24,178,240	40,709,913

7,495,116	6,512,289	13,304,087	10,766,461	105,591,647	64,881,734

$8,182,527	$7,495,116	$14,092,774	$13,304,087	$129,769,887	$105,591,647

$5,188	$20,429	$(57,388)	$–	$111,675	$321,786

12,706	8,369	17,159	16,787	1,830,975	3,311,368
106,729	7,182	62,545	–	30,715	17,709
(11,961)	(69,897)	(28,089)	(64,570)	(1,021,145)	(2,272,235)

107,474	(54,346)	51,615	(47,783)	840,545	1,056,842

Semi-Annual Report | April 30, 2014 (Unaudited)	37

Statements of Changes in Net Assets

	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund
	For The Six Months Ended April 30, 2014 (Unaudited)	For The Year Ended October 31, 2013	For The Six Months Ended April 30, 2014 (Unaudited)	For The Year Ended October 31, 2013
INVESTMENT ACTIVITIES:
Net investment income (loss)	$(44,015)	$(51,257)	$168,721	$298,041
Net realized gain on securities sold	1,479,031	897,986	2,515,423	1,556,098
Net change in unrealized appreciation of investment securities	610,296	7,100,218	1,676,279	9,917,628
Net Increase in Net Assets Resulting from Operations	2,045,312	7,946,947	4,360,423	11,771,767
DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	(296,848)	(278,532)
Realized capital gains	–	–	(1,556,100)	(1,642,727)
Total Distributions	–	–	(1,852,948)	(1,921,259)
CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	1,947,752	859,255	4,825,414	5,776,247
Shares issued in lieu of cash distributions	–	–	1,771,249	1,855,791
Shares redeemed	(1,849,115)	(4,003,360)	(5,479,162)	(7,932,232)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	98,637	(3,144,105)	1,117,501	(300,194)
Total Increase in Net Assets	2,143,949	4,802,842	3,624,976	9,550,314
NET ASSETS:
Beginning of period	29,852,855	25,050,013	42,517,022	32,966,708
End of period	$31,996,804	$29,852,855	$46,141,998	$42,517,022

Including accumulated undistributed net investment income (loss)	$(182,261)	$(138,246)	$104,909	$233,036

SHARES ISSUED AND REDEEMED:
Issued	492,979	271,318	250,672	355,554
Issued in lieu of cash distributions	–	–	94,770	128,696
Redeemed	(478,992)	(1,312,223)	(284,571)	(473,342)
Net Increase (Decrease) in Share Transactions	13,987	(1,040,905)	60,871	10,908

The accompanying notes are an integral part of the financial statements.

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OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2014 (Unaudited)
WHITE OAK SELECT GROWTH FUND
Net Asset Value Beginning of Period	$53.66
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.17
Realized and Unrealized Gain in Securities(a)	2.09
Total From Operations	2.26

Less Distributions:
Dividends from Net Investment Income	(0.24)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.24)
Net Asset Value End of Period	$55.68

Total Return(b)	4.22%
Net Assets End of Period (000)	$249,328

Ratio of Net Expenses to Average Net Assets	1.09%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.59%

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.09%
Portfolio Turnover Rate	1%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009

$42.50	$39.09	$37.56	$31.44	$23.89

0.24	0.11	(0.03)	(0.20)	(0.18)
11.06	3.30	1.56	6.32	7.73
11.30	3.41	1.53	6.12	7.55

(0.14)	–	–	–	–
–	–	–	–	–
(0.14)	–	–	–	–
$53.66	$42.50	$39.09	$37.56	$31.44

26.65%	8.72%	4.07%	19.47%	31.60%
$253,803	$228,596	$241,557	$259,184	$319,359

1.12%	1.16%	1.14%	1.25%	1.25%
0.50%	0.28%	(0.08)%	(0.58)%	(0.70)%

N/A	N/A	N/A	N/A	1.25%
1.12%	1.16%	1.14%	1.34%	1.51%
89%	86%	12%	14%	31%

Semi-Annual Report | April 30, 2014 (Unaudited)	41

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2014 (Unaudited)
PIN OAK EQUITY FUND
Net Asset Value Beginning of Period	$43.07
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.16
Realized and Unrealized Gain in Securities(a)	3.58
Total From Operations	3.74

Less Distributions:
Dividends from Net Investment Income	(0.28)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.28)
Net Asset Value End of Period	$46.53

Total Return(b)	8.71%
Net Assets End of Period (000)	$85,243

Ratio of Net Expenses to Average Net Assets	1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.72%

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.13%
Portfolio Turnover Rate	1%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009

$32.86	$28.52	$26.76	$22.74	$15.58

0.26	0.21	(0.05)	0.07	(0.11)
10.18	4.13	1.90	3.96	7.27
10.44	4.34	1.85	4.03	7.16

(0.23)	–	(0.09)	(0.01)	–
–	–	–	–	–
(0.23)	–	(0.09)	(0.01)	–
$43.07	$32.86	$28.52	$26.76	$22.74

31.94%	15.22%	6.92%	17.74%	45.96%
$81,408	$69,107	$64,214	$69,845	$118,532

1.16%	1.21%	1.20%	1.25%	1.25%
0.70%	0.68%	(0.16)%	0.27%	(0.58)%

N/A	N/A	N/A	N/A	1.25%
1.16%	1.21%	1.20%	1.33%	1.60%
117%	98%	27%	35%	16%

Semi-Annual Report | April 30, 2014 (Unaudited)	43

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2014 (Unaudited)
ROCK OAK CORE GROWTH FUND
Net Asset Value Beginning of Period	$15.04
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.03
Realized and Unrealized Gain in Securities(a)	1.38
Total From Operations	1.41

Less Distributions:
Dividends from Net Investment Income	(0.06)
Distributions from Capital Gains	(2.88)
Total Dividends and Distributions	(2.94)
Net Asset Value End of Period	$13.51

Total Return(b)	10.18%
Net Assets End of Period (000)	$8,183

Ratio of Net Expenses to Average Net Assets	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.59%
Portfolio Turnover Rate	13%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009

$11.78	$11.64	$11.16	$9.09	$7.28

0.07	0.02	(0.04)	(0.06)	(0.04)
3.37	0.12	0.52	2.13	1.85
3.44	0.14	0.48	2.07	1.81

(0.05)	–	–	–	–
(0.13)	–	–	–	–
(0.18)	–	–	–	–
$15.04	$11.78	$11.64	$11.16	$9.09

29.51%	1.20%	4.30%	22.77%	24.86%
$7,495	$6,512	$6,890	$6,744	$5,798

1.25%	1.25%	1.25%	1.25%	1.25%
0.53%	0.14%	(0.35)%	(0.59)%	(0.56)%

N/A	N/A	N/A	N/A	1.25%
1.65%	1.79%	1.65%	1.54%	1.82%
65%	56%	40%	62%	45%

Semi-Annual Report | April 30, 2014 (Unaudited)	45

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2014 (Unaudited)
RIVER OAK DISCOVERY FUND
Net Asset Value Beginning of Period	$17.70
Income (Loss) From Operations
Net Investment Income (Loss)(a)	(0.07)
Realized and Unrealized Gain in Securities(a)	1.35
Total From Operations	1.28

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	(1.44)
Total Dividends and Distributions	(1.44)
Net Asset Value End of Period	$17.54

Total Return(b)	7.56%
Net Assets End of Period (000)	$14,093

Ratio of Net Expenses to Average Net Assets	1.35%
Ratio of Net Investment Loss to Average Net Assets	(0.82)%

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.47%
Portfolio Turnover Rate	56%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009

$13.46	$12.76	$12.84	$10.96	$7.86

(0.08)	(0.07)	(0.08)	(0.10)	(0.09)
4.32	0.77	0.18	1.98	3.19
4.24	0.70	0.10	1.88	3.10

–	–	–	–	–
–	–	(0.18)	–	–
–	–	(0.18)	–	–
$17.70	$13.46	$12.76	$12.84	$10.96

31.50%	5.49%	0.74%	17.15%	39.44%
$13,304	$10,766	$10,315	$9,125	$8,247

1.35%	1.35%	1.35%	1.35%	1.35%
(0.52)%	(0.54)%	(0.61)%	(0.83)%	(1.03)%

N/A	N/A	N/A	N/A	1.35%
1.52%	1.62%	1.52%	1.57%	1.92%
63%	72%	92%	56%	67%

Semi-Annual Report | April 30, 2014 (Unaudited)	47

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2014 (Unaudited)
RED OAK TECHNOLOGY SELECT FUND
Net Asset Value Beginning of Period	$13.74
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.03
Realized and Unrealized Gain in Securities(a)	1.52
Total From Operations	1.55

Less Distributions:
Dividends from Net Investment Income	(0.06)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.06)
Net Asset Value End of Period	$15.23

Total Return(b)	11.31%
Net Assets End of Period (000)	$129,770

Ratio of Net Expenses to Average Net Assets	1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42%

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.13%
Portfolio Turnover Rate	4%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009

$9.79	$9.60	$8.67	$7.04	$4.92

0.06	0.02	(0.04)	(0.05)	(0.03)
3.92	0.17	0.97	1.68	2.15
3.98	0.19	0.93	1.63	2.12

(0.03)	–	–	–	–
–	–	–	–	–
(0.03)	–	–	–	–
$13.74	$9.79	$9.60	$8.67	$7.04

40.76%	1.98%	10.73%	23.15%	43.09%
$105,592	$64,882	$72,111	$65,415	$73,511

1.23%	1.30%	1.32%	1.35%	1.35%
0.50%	0.16%	(0.43)%	(0.70)%	(0.56)%

N/A	N/A	N/A	N/A	1.35%
1.23%	1.30%	1.32%	1.53%	1.82%
15%	83%	24%	28%	30%

Semi-Annual Report | April 30, 2014 (Unaudited)	49

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2014 (Unaudited)
BLACK OAK EMERGING TECHNOLOGY FUND
Net Asset Value Beginning of Period	$3.58
Income (Loss) From Operations
Net Investment Income (Loss)(a)	(0.01)
Realized and Unrealized Gain or (Losses) in Securities(a)	0.27
Total From Operations	0.26

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$3.84

Total Return(b)	7.26%
Net Assets End of Period (000)	$31,997

Ratio of Net Expenses to Average Net Assets	1.29%
Ratio of Net Investment Loss to Average Net Assets	(0.27)%

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.29%
Portfolio Turnover Rate	13%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009

$2.67	$2.78	$2.94	$2.19	$1.63

(0.01)	(0.03)	(0.04)	(0.03)	(0.02)
0.92	(0.08)	(0.12)	0.78	0.58
0.91	(0.11)	(0.16)	0.75	0.56

–	–	–	–	–
–	–	–	–	–
–	–	–	–	–
$3.58	$2.67	$2.78	$2.94	$2.19

34.08%	(3.96)%	(5.44)%	34.25%	34.36%
$29,853	$25,050	$28,993	$43,714	$37,596

1.35%	1.35%	1.35%	1.35%	1.35%
(0.19)%	(1.07)%	(1.16)%	(1.16)%	(1.15)%

N/A	N/A	N/A	N/A	1.35%
1.39%	1.44%	1.35%	1.55%	1.93%
58%	33%	54%	99%	49%

Semi-Annual Report | April 30, 2014 (Unaudited)	51

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2014 (Unaudited)
LIVE OAK HEALTH SCIENCES FUND
Net Asset Value Beginning of Period	$18.83
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.07
Realized and Unrealized Gain in Securities(a)	1.82
Total From Operations	1.89

Less Distributions:
Dividends from Net Investment Income	(0.13)
Distributions from Capital Gains	(0.69)
Total Dividends and Distributions	(0.82)
Net Asset Value End of Period	$19.90

Total Return(b)	10.34%
Net Assets End of Period (000)	$46,142

Ratio of Net Expenses to Average Net Assets	1.12%
Ratio of Net Investment Income to Average Net Assets	0.75%

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.12%
Portfolio Turnover Rate	7%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009

$14.67	$14.00	$12.84	$11.00	$9.48

0.13	0.10	0.06	0.02	(0.01)
4.90	1.09	1.72	2.22	1.53
5.03	1.19	1.78	2.24	1.52

(0.13)	(0.07)	(0.02)	–	–
(0.74)	(0.45)	(0.60)	(0.40)	–
(0.87)	(0.52)	(0.62)	(0.40)	–
$18.83	$14.67	$14.00	$12.84	$11.00

36.07%	9.02%	14.46%	20.66%	16.03%
$42,517	$32,967	$29,071	$19,595	$16,249

1.15%	1.24%	1.25%	1.35%	1.35%
0.77%	0.73%	0.47%	0.17%	0.08%

N/A	N/A	N/A	N/A	1.35%
1.15%	1.24%	1.25%	1.38%	1.61%
12%	16%	17%	22%	31%

Semi-Annual Report | April 30, 2014 (Unaudited)	53

Notes to Financial Statements

As of April 30, 2014 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objectives of the Funds are to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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Notes to Financial Statements

As of April 30, 2014 (Unaudited)

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | April 30, 2014 (Unaudited)	55

Notes to Financial Statements

As of April 30, 2014 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

1)	Level 1 - Quoted and Unadjusted prices in active markets for identical securities
2)	Level 2 - Other Significant Observable Inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
3)	Level 3 - Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Funds investments as of April 30, 2014.

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$247,589,375	$–	$–	$247,589,375
Short Term Investments	1,712,872	–	–	1,712,872
Total	$249,302,247	$–	$–	$249,302,247

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$83,944,934	$–	$–	$83,944,934
Short Term Investments	1,305,299	–	–	1,305,299
Total	$85,250,233	$–	$–	$85,250,233

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$7,934,026	$–	$–	$7,934,026
Short Term Investments	269,517	–	–	269,517
Total	$8,203,543	$–	$–	$8,203,543

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$13,666,231	$–	$–	$13,666,231
Short Term Investments	437,937	–	–	437,937
Total	$14,104,168	$–	$–	$14,104,168

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$125,215,200	$–	$–	$125,215,200
Short Term Investments	5,469,637	–	–	5,469,637
Total	$130,684,837	$–	$–	$130,684,837

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Notes to Financial Statements

As of April 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$31,764,094	$–	$–	$31,764,094
Short Term Investments	266,431	–	–	266,431
Total	$32,030,525	$–	$–	$32,030,525

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$45,212,818	$–	$–	$45,212,818
Short Term Investments	928,273	–	–	928,273
Total	$46,141,091	$–	$–	$46,141,091

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no transfers into or out of Level I and 2 during the period. There were no Level 3 securities held during the period.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Oak Associates, ltd., investment adviser to the Funds (the “Adviser”), ALPS Fund Services, Inc. the administrator, fund accountant and transfer agent for the Funds (“ALPS”), and/or ALPS Distributors, Inc. the Funds’ distributor (the “Distributor”). Such officers are paid no fees by the Trust for serving as offices to the Trust. Pursuant to a PFO Services Agreement between ALPS and the Trust, ALPS provides a qualified person to serve as the Trust’s Principal Financial Officer (“PFO”). Principal financial officer fees payable pursuant to the terms of the PFO Services Agreement represent payments made by the Trust to ALPS and not to any individual employee of ALPS serving as PFO to the Trust.

5. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:

Administration: ALPS serves as administrator to the Trust. The Trust and ALPS have entered into an administration, bookkeeping and pricing services agreement (the “Administration Agreement”). Under the Administration Agreement, ALPS provides the Trust with administrative services, including regulatory reporting, fund accounting services, and calculating the Funds’ daily net asset value, and provides all necessary office space, equipment, personnel and facilities for annual fee. The Administration Agreement provides that ALPS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of ALPS in the performance of its duties or from reckless disregard by it of its duties and obligations there under. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 60 days’ prior written notice to the other party.

Administrative Fee: ALPS provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of 0.08% of the daily average aggregate net assets of the Trust for the period, subject to a $400,000 annual minimum (on the Trust level). Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Semi-Annual Report | April 30, 2014 (Unaudited)	57

Notes to Financial Statements

As of April 30, 2014 (Unaudited)

Transfer Agent: ALPS serves as transfer agent, dividend paying agent and shareholder service agent for the Trust under a transfer agency and services agreement with the Trust. As of August 7, 2013, the fees changed to $9,000 annually per fund and $10 annually per open account.

Distribution: The Trust and the Distributor, an affiliate of ALPS, are parties to a distribution agreement (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares. The Distributor has agreed to use its best efforts in distributing Fund shares but is not obligated to sell any particular number of shares. The Distributor does not receive compensation under the Distribution Agreement for distribution of Fund shares.

6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. The Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Equity Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for one year periods. The Adviser contractually agreed to continue this arrangement through February 28, 2015.

U.S. Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2014, were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$2,268,783	$7,247,751
Pin Oak Equity Fund	638,931	3,064,378
Rock Oak Core Growth Fund	1,162,907	999,868
River Oak Discovery Fund	7,586,184	7,564,336
Red Oak Technology Select Fund	17,740,767	5,056,293
Black Oak Emerging Technology Fund	4,611,956	4,050,703
Live Oak Health Sciences Fund	2,913,283	4,468,394

8. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intend to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

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Notes to Financial Statements

As of April 30, 2014 (Unaudited)

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to the reclass of distributions on net operating losses and expiration of capital loss carryforwards.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of April 30, 2014.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2013 is as follows:

		Long-Term Capital
	Ordinary Income	Gain	Total
White Oak Select Growth Fund	$731,035	$–	$731,035
Pin Oak Equity Fund	458,987	–	458,987
Rock Oak Core Growth Fund	24,848	66,888	91,736
River Oak Discovery Fund	–	–	–
Red Oak Technology Select Fund	197,281	–	197,281
Black Oak Emerging Technology Fund	–	–	–
Live Oak Health Sciences Fund	278,532	1,642,727	1,921,259

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	White Oak Select Growth Fund	Pin Oak Equity Fund	Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund
2014	$–	$–	$–	$–	$–	$–	$–
2015	$–	$–	$–	$–	$–	$–	$–
2016	$22,546,570	$–	$–	$–	$–	$–	$–
2017	$9,015,798	$–	$–	$–	$3,582,521	$2,902,142	$–
Total	$31,562,368	$–	$–	$–	$3,582,521	$2,902,142	$–

Semi-Annual Report | April 30, 2014 (Unaudited)	59

Notes to Financial Statements

As of April 30, 2014 (Unaudited)

The following Fund elected to defer to the period ending October 31, 2014, late year ordinary losses in the amount of:

Amount
Black Oak Emerging Technology Fund	$138,246

At April 30, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Aggregate Gross Aggregate Gross
	Federal Tax Cost	Appreciation	Depreciation	Net
White Oak Select Growth Fund	$247,122,300	$11,999,203	$(9,819,256)	$2,179,947
Pin Oak Equity Fund	77,669,797	9,634,829	(2,054,393)	7,580,436
Rock Oak Core Growth Fund	6,132,058	2,163,306	(112,309)	2,050,997
River Oak Discovery Fund	10,962,537	3,372,052	(230,421)	3,141,631
Red Oak Technology Select Fund	106,373,205	26,826,506	(2,514,874)	24,311,632
Black Oak Emerging Technology Fund	25,078,492	7,833,228	(881,195)	6,952,033
Live Oak Health Sciences Fund	28,409,624	17,842,039	(110,572)	17,731,467

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the six months ended April 30, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

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Notes to Financial Statements

As of April 30, 2014 (Unaudited)

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2014, the James D. Oelschlager Trust owned 38.48% of the River Oak Discovery Fund.

10. TRUSTEE AND OFFICERS FEES:

As of April 30, 2014, there were seven Trustees, five of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer of $30,000 per year. The chairperson of the Audit Committee receives an additional retainer of $500 per calendar quarter and the Lead Independent Trustee receives an additional retainer of $1,500 per calendar quarter. In addition, each Independent Trustee is also paid a fee of $2,000 for each meeting of the Board of Trustees attended or participated in, as the case may be. The Trustees are paid $1,000 per each telephonic board meeting. The Independent Trustees are not paid an additional fee from the Trust for attendance at and/or participation in meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

11. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

12. RECENT ACCOUNTING PRONOUNCEMENTS:

In June 2013, the FASB issued ASU 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires a reporting entity to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

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Additional Information

As of April 30, 2014 (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE RENEWAL OF THE ADVISORY AGREEMENT

The advisory agreement between the Trust and the Adviser for each Fund of the Trust (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 9-10, 2014, the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 27, 2014. In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, to assist in their deliberations (the “Adviser Materials”). Prior to the in-person Board meeting held on February 9-10, 2014, the Independent Trustees held a special meeting on January 27, 2014 via teleconference to discuss the Adviser Materials. Following the January 27, 2014 meeting, the Independent Trustees, with the assistance of counsel, requested the Adviser to provide additional information to the Trustees for the February 9-10, 2014 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 9-10, 2014 in-person Board meeting, and received counsel from independent legal counsel.

The Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Trust officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process, and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Independent Trustees concluded that the Adviser was committed to the success of the Funds and determined that they would continue to review the quality of the resources the Adviser devoted to the management of the investment operations of the Funds and the Adviser’s performance of the associated administrative and compliance duties related to the management of the Funds. Further, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees reviewed presentations by the Adviser’s portfolio managers for each Fund as well as a report prepared by the Trust’s administrator that provided performance information as of December 31, 2013 for each of the Funds, including information comparing each Fund’s performance to that of various benchmarks and peer funds as categorized by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”), both independent sources of investment company data.

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Additional Information

As of April 30, 2014 (Unaudited)

The Trustees also considered performance information in the Adviser Materials for each of the Funds as compared to each Fund’s benchmark, Lipper and Morningstar peer groups and any applicable comparable funds or accounts managed by the Adviser for various periods ending as of the Funds’ fiscal year ended on October 31, 2013. The Trustees evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund (“White Oak Fund”), River Oak Discovery Fund, Pin Oak Equity Fund and Red Oak Technology Select Fund, and in the case of the Live Oak Health Sciences Fund (“Live Oak Fund”), to a similarly managed fund for which the Adviser serves as sub-adviser. The Trustees also reviewed the Adviser’s commentary regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective Lipper and Morningstar peer groups and benchmark. The Trustees noted that the Funds’ relative performance was generally favorable, although some of the Funds significantly lagged their Lipper peer group, Morningstar peer group or benchmark for certain periods. With respect to the White Oak Fund and Live Oak Fund, the Trustees noted that while absolute performance was strong for the year ended December 31, 2013, such Funds’ relative performance lagged their respective Morningstar and Lipper peer group averages. The Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of the White Oak Fund and Live Oak Fund, including, among other things, differences in such Funds’ respective investment strategies and portfolio construction in comparison to the peer funds included in their respective Morningstar and Lipper peer groups. The Board discussed with the Adviser the reasons behind such results for each applicable Fund, including the steps being undertaken by the Adviser to seek to improve such performance. In the case of each Fund with performance that lagged a relevant peer group or benchmark for certain periods (but not necessarily all periods), the Trustees considered other factors that supported the continuation of the Advisory Agreement, including the following: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with the Fund’s investment objective and policies; (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of relevant peer groups or benchmarks; and (iii) that many of the Funds’ peers are larger in size than the corresponding Fund, and this factor may impact the relative performance of the Funds. Taking note of the Adviser’s discussion of (i) the various factors contributing to each Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, the Independent Trustees concluded that the recent investment performance of each Fund was satisfactory on a relative basis.

The Trustees considered the advisory fees paid to the Adviser, the total expense ratios of each Fund, and the Adviser’s commitment to continue to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s peer funds compiled by the Trust’s administrator from data obtained from Lipper. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Funds and such accounts. The Trustees noted that the Adviser waived a portion of its advisory fee with respect to each of the Rock Oak Core Growth Fund, River Oak Discovery Fund and Black Oak Emerging Technology Fund in order to maintain the stated cap on Fund operating expenses. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser. The Independent Trustees concluded that each Fund’s

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Additional Information

As of April 30, 2014 (Unaudited)

advisory fee set forth in the Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided, The Independent Trustees also concluded that the overall expense ratio for each Fund is reasonable in comparison to the average expense ratio of funds in each Fund’s respective Lipper category, and in light of various factors, such as Fund size and quality of service.

The Trustees considered the information provided by Oak with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in selling other products and receipt of research paid for with Fund commissions (“soft dollars”) and the benefits to the Adviser in attracting and retaining other clients. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered whether there were economies of scale in managing the Funds, and in light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

In voting to approve the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant, including the Adviser Materials. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement for each Fund.

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By Mail

Oak Associates Funds

P.O. Box 8233

Denver, CO 80201-8233

By Telephone 1-888-462-5386 Monday through Friday, 9:00 a.m. to 8:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

•	Trade Online
•	Access and Update Account Information
•	Go Paperless with eDelivery
•	View and download account history
•	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by ALPS Distributors, Inc.

P.O. Box 8233 Denver, CO 80201-8233

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes by which Shareholders may recommend nominees to the Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) have concluded that such controls and procedures are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) None.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	July 7, 2014

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	July 7, 2014